Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) - Asian Equity Exchange Group Co LTD [Member]	3 Months Ended
Mar. 31, 2016
Leasehold Improvements [Member]
Property and equipment estimated useful life	20 years
Office Equipment [Member]
Property and equipment estimated useful life	5 years
Motor Vehicles [Member]
Property and equipment estimated useful life	5 years